Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill.
Schedule of intangible assets and goodwill
	Average annual amortization rates %	Cost	Amortization	Net balance on December 31, 2023
Intangible assets under development	-	47,124	-	47,124
Software license	20 to 50	32,217	(10,085)	22,132
Database	20 to 50	800	(627)	173
Goodwill	-	923,439	-	923,439
Customer portfolio	10	135,848	(111,186)	24,662
Non-compete	20	2,697	(1,954)	743
Brands and patents	20	29	-	29
Platform	10 to 20	470,235	(141,210)	329,025
Total		1,612,389	(265,062)	1,347,327

	Average annual amortization rates %	Cost	Amortization	Impairment	Net balance on December 31, 2022
Intangible assets under development	-	41,707	-	-	41,707
Brands and patents	-	29	-	-	29
Software license	20 to 50	10,112	(5,135)	-	4,977
Database	10	800	(547)	-	253
Goodwill	-	1,060,162	-	(136,723)	923,439
Customer portfolio	10	131,448	(94,967)	-	36,481
Non-compete	20	2,697	(1,146)	-	1,551
Platform	10 to 20	452,814	(84,019)	-	368,795
Total		1,699,769	(185,814)	(136,723)	1,377,232

Schedule of change in intangible assets and goodwill
	Average annual amortization rates %	December 31, 2022	Additions	Transfers	Disposals	Hyperinflation adjustment	Exchange variations	December 31, 2023
Intangible asset in progress		41,707	47,253	(40,714)	(5)	522	(1,639)	47,124
Software license		10,112	5,403	18,888	(2,186)	-	-	32,217
Database		800	-	-	-	-	-	800
Goodwill		923,439	-	-	-	-	-	923,439
Customer portfolio		131,448	-	4,400	-	-	-	135,848
Non-compete		2,697	-	-	-	-	-	2,697
Brands and patents		29	-	-	-	-	-	29
Platform		452,814	-	17,421	-	-	-	470,235
Cost		1,563,046	52,656	(5)	(2,191)	522	(1,639)	1,612,389
Software license	20 – 50	(5,135)	(6,465)	139	1,376	-	-	(10,085)
Database	10	(547)	(80)	-	-	-	-	(627)
Customer portfolio	10	(94,967)	(13,652)	(2,567)	-	-	-	(111,186)
Non-compete	20	(1,146)	(808)	-	-	-	-	(1,954)
Platform	10 - 20	(84,019)	(59,624)	2,433	-	-	-	(141,210)
(-) Accumulated amortization		(185,814)	(80,629)	5	1,376	-	-	(265,062)
Total		1,377,232	(27,973)	-	(815)	522	(1,639)	1,347,327

	Average annual amortization rates %	December 31, 2021	Additions	Additions due to acquisitions	Transfers	Disposals	Hyperinflation adjustment	Impairment	December 31, 2022
Intangible asset in progress		7,723	39,714	-	(5,872)	-	142	-	41,707
Software license		7,449	2,777	-	-	(77)	(37)	-	10,112
Database		800	-	-	-	-	-	-	800
Goodwill		813,912	-	246,250	-	-	-	(136,723)	923,439
Customer portfolio		118,854	-	12,594	-	-	-	-	131,448
Non-compete		2,697	-	-	-	-	-	-	2,697
Brands and patents		25	4	-	-	-	-	-	29
Platform		217,237	-	229,705	5,872	-	-	-	452,814
Cost		1,168,697	42,495	488,549	-	(77)	105	(136,723)	1,563,046
Software license	20 – 50	(3,310)	(1,877)	-	-	52	-	-	(5,135)
Database	10	(467)	(80)	-	-	-	-	-	(547)
Customer portfolio	10	(80,103)	(14,864)	-	-	-	-	-	(94,967)
Non-compete	20	(337)	(809)	-	-	-	-	-	(1,146)
Platform	10 - 20	(34,123)	(49,896)	-	-	-	-	-	(84,019)
(-) Accumulated amortization		(118,340)	(67,526)	-	-	52	-	-	(185,814)
Total		1,050,357	(25,031)	488,549	-	(25)	105	(136,723)	1,377,232

Schedule of key assumptions used in the estimation of the recoverable amount
	2023	2022	2021
Consolidated - Single CGU
Weighted average annual revenue growth	-	-	38.10%
Weighted average annual growth of variable cost	-	-	30.29%
Weighted average cost of capital (WACC)	-	-	14.73%
Growth in terminal value	-	-	5.00%

CPaaS CGU
Weighted average annual revenue growth	19.37%	3.55%	-
Weighted average annual growth of variable cost	20.06%	(4.51)%	-
Weighted average cost of capital (WACC)	15.69%	15.44%	-
Growth in terminal value	3.5%	3.25%	-

SaaS CGU
Weighted average annual revenue growth	25.87%	36.86%	-
Weighted average annual growth of variable cost	18.88%	22.94%	-
Weighted average cost of capital (WACC)	15.69%	15.44%	-
Growth in terminal value	5.00%	3.25%	-